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                          VAN KAMPEN AMERICAN CAPITAL
                           GLOBAL MANAGED ASSETS FUND
                   SUPPLEMENT DATED NOVEMBER 27, 1995, TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 7, 1995.

The section of the Statement of Additional Information captioned "GENERAL INFORMATION" is hereby supplemented as follows:

     From time to time marketing materials may provide a portfolio manager update on the Fund or discuss general economic conditions. The top 10 holdings of the Fund may also be listed in marketing pieces.